Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services
Interest income
Interest expense
Dividends received
Net loans (repayments from)/made to related parties
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services	1,589,094	1,852,132
Interest income		398
Interest expense		5
Dividends received	327,679	787,208
Net loans (repayments from)/made to related parties		$ (23,554)